Composition of Certain Financial Statement Line Items - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 51,803	$ 36,607		$ 595
Restricted cash included in other long term assets	612	612		0
Total	$ 52,415	$ 37,219	$ 5,860	$ 595	$ 6,171